WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	ARGENTINA — 2.9%
372,518	MercadoLibre, Inc.*	$563,232,315
	AUSTRALIA — 3.2%
3,137,365	Atlassian Corp. - Class A*	612,131,285
	BERMUDA — 2.8%
5,787,214	Arch Capital Group Ltd.*	534,970,062
	BRAZIL — 2.4%
38,577,459	NU Holdings Ltd. - Class A*	460,229,086
	CANADA — 11.6%
5,099,587	Canadian Natural Resources Ltd.	389,000,682
11,274,447	Canadian Pacific Kansas City Ltd.	994,067,992
2,580,710	Thomson Reuters Corp.	401,604,657
2,610,478	Waste Connections, Inc.	449,028,321
		2,233,701,652
	DENMARK — 6.3%
9,480,488	Novo Nordisk A.S. - Class B	1,216,085,708
	FRANCE — 10.2%
900,272	L'Oreal S.A.	426,048,455
564,477	LVMH Moet Hennessy Louis Vuitton S.E.	507,718,713
2,814,529	Safran S.A.	637,816,179
1,727,609	Schneider Electric S.E.	390,757,608
		1,962,340,955
	INDIA — 2.5%
18,455,754	ICICI Bank Ltd. - ADR	487,416,463
	IRELAND — 14.5%
1,178,105	Accenture PLC - Class A	408,342,974
1,806,068	Aon PLC - Class A	602,721,013
9,705,087	Experian PLC	423,089,366
2,733,866	ICON PLC*	918,442,283
1,935,928	STERIS PLC	435,235,333
		2,787,830,969
	ISRAEL — 1.5%
1,266,651	Monday.com Ltd.*	286,098,461

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	ITALY — 5.0%
2,210,455	Ferrari N.V.	$963,452,174
	JAPAN — 4.7%
10,412,900	Advantest Corp.	460,525,601
964,219	Keyence Corp.	446,440,149
		906,965,750
	NETHERLANDS — 10.1%
394,860	Adyen N.V.*	667,969,015
1,032,199	ASM International N.V.	630,188,169
662,437	ASML Holding N.V.	642,875,236
		1,941,032,420
	SOUTH KOREA — 1.9%
21,010,933	Coupang, Inc.*	373,784,498
	SWEDEN — 2.6%
4,017,038	Evolution A.B.	499,352,650
	SWITZERLAND — 2.0%
12,531,154	UBS Group A.G.	385,424,340
	UNITED KINGDOM — 13.0%
3,408,535	AstraZeneca PLC	459,375,700
39,771,752	BAE Systems PLC	677,419,908
12,130,774	Compass Group PLC	355,670,680
2,764,325	Ferguson PLC	604,467,129
885,605	Linde PLC	411,204,114
		2,508,137,531
	UNITED STATES — 1.4%
950,817	EPAM Systems, Inc.*	262,577,623
	TOTAL COMMON STOCKS
	(Cost $12,854,283,571)	18,984,763,942

WCM Focused International Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2024 (Unaudited)

Principal Amount		Value
	BANK DEPOSIT INVESTMENTS — 1.3%
$237,901,589	UMB Bank, Money Market Special II, 5.18%[1]	$237,901,589
	TOTAL BANK DEPOSIT INVESTMENTS
	(Cost $237,901,589)	237,901,589
	TOTAL INVESTMENTS — 99.9%
	(Cost $13,092,185,160)	19,222,665,531
	Other Assets in Excess of Liabilities — 0.1%	24,627,875
	TOTAL NET ASSETS — 100.0%	$19,247,293,406

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.